INCOME TAXES - Deferred income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Deferred tax assets and liabilities
Deferred tax assets			$ 0	$ 3	$ 8
Deferred tax liabilities			(2,910)	(2,624)	$ (2,285)
Net deferred tax liability	$ (2,621)	$ (2,277)	(2,910)	(2,621)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(2,621)	(2,277)
(Expense) recovery in net income	(275)	(334)
(Expense) recovery in other comprehensive income	(14)	(5)
Other		(5)
Deferred tax assets (liabilities), end of period	(2,910)	(2,621)
Property, plant and equipment and inventory
Deferred tax assets and liabilities
Net deferred tax liability	(1,060)	(947)	(1,145)	(1,060)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,060)	(947)
(Expense) recovery in net income	(85)	(113)
(Expense) recovery in other comprehensive income	0	0
Other		0
Deferred tax assets (liabilities), end of period	(1,145)	(1,060)
Goodwill and other intangibles
Deferred tax assets and liabilities
Net deferred tax liability	(1,075)	(953)	(1,192)	(1,075)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,075)	(953)
(Expense) recovery in net income	(117)	(117)
(Expense) recovery in other comprehensive income	0	0
Other		(5)
Deferred tax assets (liabilities), end of period	(1,192)	(1,075)
Investments
Deferred tax assets and liabilities
Net deferred tax liability	(126)	(61)	(66)	(126)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(126)	(61)
(Expense) recovery in net income	(3)	(3)
(Expense) recovery in other comprehensive income		(62)
Other		0
Deferred tax assets (liabilities), end of period	(66)	(126)
Non-capital loss carryforwards
Deferred tax assets and liabilities
Net deferred tax liability	18	24	29	18
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	18	24
(Expense) recovery in net income	11	(6)
(Expense) recovery in other comprehensive income	0	0
Other		0
Deferred tax assets (liabilities), end of period	29	18
Contract and deferred commission cost assets
Deferred tax assets and liabilities
Net deferred tax liability	(418)	(368)	(515)	(418)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(418)	(368)
(Expense) recovery in net income	(97)	(50)
(Expense) recovery in other comprehensive income	0	0
Other		0
Deferred tax assets (liabilities), end of period	(515)	(418)
Other
Deferred tax assets and liabilities
Net deferred tax liability	40	28	$ (21)	$ 40
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	40	28
(Expense) recovery in net income	16	(45)
(Expense) recovery in other comprehensive income	(77)	57
Other		0
Deferred tax assets (liabilities), end of period	$ (21)	$ 40